Income Taxes (Tables)	12 Months Ended
Oct. 31, 2024
Income Taxes [Abstract]
Schedule of Reconciliation of the Income Tax Expenses Determined at the Statutory Income Tax Rate

A reconciliation of the income tax expenses determined at the statutory income tax rate to the Company’s income taxes is as follows:

	For The Year Ended October 31,
	2024	2023	2022
Foreign operations	$(41,364)	$(32,940)	$—
PRC operations	2,525,488	2,209,480	431,449
Adjustments to reconcile income before income tax:
Excess of business entertainment expenses	7,870	25,809	22,861
Extra tax deductions for research and development expenses	(28,981)	(122,441)	(60,883)
Temporary differences	(32,998)	186,608	400,411
Total income before income tax	2,430,015	2,266,516	793,838
Tax rate	25%	25%	25%
“High-tech enterprise” tax deduction	(247,138)	(229,946)	(79,384)
Different tax rates in other jurisdictions	10,347	8,235	(6,662)
Income tax expenses	$370,713	$344,918	112,414

Schedule of Income Tax Expenses
	For The Year Ended October 31,
	2024	2023	2022
Current income tax expense	$370,713	$344,918	$112,414
Deferred income tax effect	10,054	(27,991)	(53,400)
Total income tax expense	$380,767	$316,927	59,014
Effective tax rates	15.3%	14.3%	13.7%

Schedule of Deferred Tax Asset

As of October 31, 2024 and 2023, deferred tax asset consisted of:

	October 31, 2024	October 31, 2023
Provision for bad debts	$124,479	$135,130
Provision for inventory obsolescence	2,634	3,850
Estimated warranty liabilities	9,686	3,977
Totals	$136,799	$142,957